                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/11
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         SCBT Financial Corporation
                 -------------------------------
   Address:      ATTN: Donald E. Pickett
                 -------------------------------
                 520 Gervais Street
                 -------------------------------
                 Columbia, SC 29201-3046
                 -------------------------------

Form 13F File Number: TBD
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Donald E. Pickett
         -------------------------------
Title:   Executive Vice President, CFO
         -------------------------------
Phone:   803-765-4628
         -------------------------------

Signature, Place, and Date of Signing:

          Donald E. Pickett             Columbia, SC         2/14/12
   -------------------------------    -----------------   -------------
             [Signature]                [City, State]         [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      1
                                        --------------------

Form 13F Information Table Entry Total: 115
                                        --------------------

Form 13F Information Table Value Total: $121,819
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         TBD                          SCBT, N.A.
    ------    --------------------         ---------------------------------

                           FORM 13F INFORMATION TABLE

                                                           VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS  CUSIP      (X1000)  PRN AMT  PRN CALL  DSCRETN  MANAGERS  SOLE    SHARED   NONE
------------------------------  --------------  ---------  -------  -------  --------  -------  --------  ------  -------  ------
ABBOTT LABS                     COMMON STOCK    002824100  585      10397    SH        SOLE     1         9772    0        625
ALTRIA GROUP INC                COMMON STOCK    02209S103  206      6958     SH        SOLE     1         6958    0        0
AMERICAN ELEC PWR INC           COMMON STOCK    025537101  261      6310     SH        SOLE     1         6310    0        0
AMERICAN EXPRESS CO             COMMON STOCK    025816109  215      4550     SH        SOLE     1         4550    0        0
APPLE INC                       COMMON STOCK    037833100  624      1541     SH        SOLE     1         1451    0        90
AT & T INC                      COMMON STOCK    00206R102  1318     43577    SH        SOLE     1         43577   0        0
BANK AMER CORP                  COMMON STOCK    060505104  80       14461    SH        SOLE     1         14461   0        0
BB & T CORP                     COMMON STOCK    054937107  303      12047    SH        SOLE     1         12047   0        0
BERKSHIRE HATHAWAY INC-CL A     COMMON STOCK    084670108  230      2        SH        SOLE     1         2       0        0
BERKSHIRE HATHAWAY INC-CL B     COMMON STOCK    084670702  941      12327    SH        SOLE     1         12327   0        0
BOEING COMPANY                  COMMON STOCK    097023105  302      4121     SH        SOLE     1         4121    0        0
BRISTOL MYERS SQUIBB CO         COMMON STOCK    110122108  1512     42892    SH        SOLE     1         41542   0        1350
CENTURYLINK INC                 COMMON STOCK    156700106  285      7649     SH        SOLE     1         7649    0        0
CHEVRON CORPORATION             COMMON STOCK    166764100  2583     24272    SH        SOLE     1         23922   0        350
CHUBB CORP                      COMMON STOCK    171232101  527      7610     SH        SOLE     1         7610    0        0
CISCO SYSTEMS INC               COMMON STOCK    17275R102  291      16120    SH        SOLE     1         16120   0        0
COCA COLA CO                    COMMON STOCK    191216100  1500     21440    SH        SOLE     1         20740   0        700
CONAGRA FOODS INC               COMMON STOCK    205887102  309      11694    SH        SOLE     1         11694   0        0
CONOCOPHILLIPS                  COMMON STOCK    20825C104  719      9866     SH        SOLE     1         9366    0        500
CSX CORPORATION                 COMMON STOCK    126408103  345      16380    SH        SOLE     1         16380   0        0
DIME CMNTY BANCORP INC COM      COMMON STOCK    253922108  127      10073    SH        SOLE     1         7873    0        2200
DOMINION RES INC VA             COMMON STOCK    25746U109  374      7042     SH        SOLE     1         7042    0        0
DU PONT E I DE NEMOURS & CO     COMMON STOCK    263534109  242      5289     SH        SOLE     1         4889    0        400
DUKE ENERGY HOLDING CORP        COMMON STOCK    26441C105  1351     61394    SH        SOLE     1         59494   0        1900
ELI LILLY & CO.                 COMMON STOCK    532457108  232      5593     SH        SOLE     1         5593    0        0
EMERSON ELECTRIC                COMMON STOCK    291011104  518      11109    SH        SOLE     1         11109   0        0
EXXON MOBIL CORP                COMMON STOCK    30231G102  3575     42180    SH        SOLE     1         41805   0        375
FEDEX CORPORATION               COMMON STOCK    31428X106  210      2520     SH        SOLE     1         2100    0        420
FRONTIER COMMUNICATIONS CORP    COMMON STOCK    35906A108  113      22022    SH        SOLE     1         22022   0        0
GENERAL ELECTRIC CORP           COMMON STOCK    369604103  1401     78207    SH        SOLE     1         75907   0        2300
GENERAL MLS INC                 COMMON STOCK    370334104  478      11830    SH        SOLE     1         11830   0        0
GILEAD SCIENCES INC             COMMON STOCK    375558103  211      5151     SH        SOLE     1         4226    0        925
HEINZ H J CO                    COMMON STOCK    423074103  561      10382    SH        SOLE     1         10382   0        0
HOME DEPOT INC                  COMMON STOCK    437076102  347      8245     SH        SOLE     1         8245    0        0
INTEL CORP                      COMMON STOCK    458140100  1234     50895    SH        SOLE     1         49195   0        1700
INTL. BUSINESS MACHINES CORP    COMMON STOCK    459200101  2211     12026    SH        SOLE     1         11776   0        250
JOHNSON & JOHNSON               COMMON STOCK    478160104  6445     98275    SH        SOLE     1         98275   0        0
JP MORGAN CHASE & CO            COMMON STOCK    46625H100  431      12958    SH        SOLE     1         12058   0        900
KIMBERLY-CLARK CORP             COMMON STOCK    494368103  930      12643    SH        SOLE     1         12643   0        0
KRAFT FOODS INC-A               COMMON STOCK    50075N104  661      17699    SH        SOLE     1         17699   0        0
LOUISIANA PAC CORP COM          COMMON STOCK    546347105  371      46000    SH        SOLE     1         46000   0        0
LOWES COS INC                   COMMON STOCK    548661107  204      8033     SH        SOLE     1         6783    0        1250
MCDONALDS CORP                  COMMON STOCK    580135101  1243     12394    SH        SOLE     1         12394   0        0
MERCK & CO INC                  COMMON STOCK    58933Y105  543      14407    SH        SOLE     1         13257   0        1150
MICROSOFT CORP                  COMMON STOCK    594918104  1331     51258    SH        SOLE     1         49808   0        1450
NEXTERA ENERGY INC              COMMON STOCK    65339F101  492      8089     SH        SOLE     1         8089    0        0
NORFOLK SOUTHERN CORP           COMMON STOCK    655844108  248      3410     SH        SOLE     1         2885    0        525
OCCIDENTAL PETE CORP            COMMON STOCK    674599105  569      6073     SH        SOLE     1         6073    0        0
ORACLE CORPORATION COM          COMMON STOCK    68389X105  566      22085    SH        SOLE     1         20885   0        1200
PEPSICO INC                     COMMON STOCK    713448108  784      11823    SH        SOLE     1         11823   0        0
PFIZER INC                      COMMON STOCK    717081103  683      31546    SH        SOLE     1         29646   0        1900
PHILIP MORRIS INTERNATIONAL     COMMON STOCK    718172109  838      10684    SH        SOLE     1         10684   0        0
PIEDMONT NAT GAS INC COM        COMMON STOCK    720186105  457      13456    SH        SOLE     1         13456   0        0
PROCTER & GAMBLE COMPANY        COMMON STOCK    742718109  2058     30856    SH        SOLE     1         30106   0        750
PROGRESS ENERGY INC             COMMON STOCK    743263105  823      14697    SH        SOLE     1         14697   0        0
QUALCOMM INC                    COMMON STOCK    747525103  298      5447     SH        SOLE     1         4822    0        625
ROSS STORES INC COM             COMMON STOCK    778296103  310      6522     SH        SOLE     1         6522    0        0
SCANA CORP                      COMMON STOCK    80589M102  909      20176    SH        SOLE     1         20176   0        0
SCBT FINL CORP                  COMMON STOCK    78401V102  432      14908    SH        SOLE     1         581     0        14327
SONOCO PRODUCTS CO              COMMON STOCK    835495102  941      28555    SH        SOLE     1         28555   0        0
SOUTHERN CO                     COMMON STOCK    842587107  1379     29788    SH        SOLE     1         29788   0        0
SPECTRA ENERGY CORP             COMMON STOCK    847560109  206      6711     SH        SOLE     1         6711    0        0
STARBUCKS CORP                  COMMON STOCK    855244109  217      4709     SH        SOLE     1         3709    0        1000
TEXAS INSTRUMENTS               COMMON STOCK    882508104  248      8508     SH        SOLE     1         8508    0        0
TJX COMPANIES                   COMMON STOCK    872540109  261      4050     SH        SOLE     1         3450    0        600
UNITED TECHNOLOGIES CORP        COMMON STOCK    913017109  669      9149     SH        SOLE     1         8674    0        475
VERIZON COMMUNICATIONS          COMMON STOCK    92343V104  1517     37814    SH        SOLE     1         36514   0        1300
WAL MART STORES INC             COMMON STOCK    931142103  937      15678    SH        SOLE     1         14878   0        800
3M CO                           COMMON STOCK    88579Y101  637      7797     SH        SOLE     1         7347    0        450
DIAGEO PLC ADR                  COMMON STOCK    25243Q205  344      3937     SH        SOLE     1         3937    0        0
NOVARTIS AG SPONSORED ADR       COMMON STOCK    66987V109  221      3869     SH        SOLE     1         3869    0        0
ROYAL DUTCH-ADR A               COMMON STOCK    780259206  842      11515    SH        SOLE     1         11515   0        0
UNILEVER PLC                    COMMON STOCK    904767704  442      13180    SH        SOLE     1         13180   0        0
VODAFONE GROUP ADR              COMMON STOCK    92857W209  1126     40186    SH        SOLE     1         40186   0        0
ACCENTURE PLC CL A              COMMON STOCK    G1151C101  204      3830     SH        SOLE     1         3830    0        0
BCE INC                         COMMON STOCK    05534B760  981      23536    SH        SOLE     1         23536   0        0
SCHLUMBERGER LTD                COMMON STOCK    806857108  232      3389     SH        SOLE     1         3389    0        0
TYCO INTERNATIONAL LTD          COMMON STOCK    H89128104  453      9695     SH        SOLE     1         9695    0        0

ISHARES DJ SELECT DIVIDEND IND  OTHER           464287168  628      11686    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES MSCI EMERGING MARKETS   OTHER           464287234  1193     31438    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSEL 2000 VALUE INDE  OTHER           464287630  338      5146     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL MIDCAP GRWTH    OTHER           464287481  498      9040     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL MIDCAP INDEX F  OTHER           464287499  2139     21733    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL MIDCAP VALUE    OTHER           464287473  515      11870    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL 1000 INDEX FUN  OTHER           464287622  231      3331     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL 1000 VALUE      OTHER           464287598  2067     32562    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL 2000 GROWTH IN  OTHER           464287648  647      7680     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES RUSSELL 2000 INDEX FUN  OTHER           464287655  1774     24053    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES S&P GLBL ENERGY SECT    OTHER           464287341  1938     50735    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES S&P 500 INDEX FUND      OTHER           464287200  2816     22358    SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES TR RUSSELL 1000 GROWTH  OTHER           464287614  3445     59618    SH        SOLE     1         N.A.    N.A.     N.A.
MARKET VECTORS AGRIBUSINESS     OTHER           57060U605  598      12688    SH        SOLE     1         N.A.    N.A.     N.A.
POWERSHARES BALANCED NFA GLOBA  OTHER           73936Q504  309      24857    SH        SOLE     1         N.A.    N.A.     N.A.
POWERSHARES H/Y EQ DVD ACHIEVE  OTHER           73935X302  769      83090    SH        SOLE     1         N.A.    N.A.     N.A.
POWERSHARES RIVERFRONT TACTICA  OTHER           73936Q405  2555     223522   SH        SOLE     1         N.A.    N.A.     N.A.
POWERSHARES S&P 500 LOW VOLA    OTHER           73937B779  5495     211932   SH        SOLE     1         N.A.    N.A.     N.A.
SPDR DOW JONES REIT ETF         OTHER           78464A607  255      3964     SH        SOLE     1         N.A.    N.A.     N.A.
SPDR S&P 500 ETF TRUST          OTHER           78462F103  464      3695     SH        SOLE     1         N.A.    N.A.     N.A.
UBS AG JERSEY BRH               OTHER           902641646  408      12315    SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD DIVIDEND APPREC ETF    OTHER           921908844  2054     37587    SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD INDUSTRIALS ETF        OTHER           92204A603  203      3275     SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD INFO TECH ETF          OTHER           92204A702  365      5945     SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD MSCI EMERGING MARKETS  OTHER           922042858  892      23357    SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD UTILITIES ETF          OTHER           92204A876  238      3089     SH        SOLE     1         N.A.    N.A.     N.A.
WISDOM TREE DIVIDEND EX-FINANC  OTHER           97717W406  4122     79275    SH        SOLE     1         N.A.    N.A.     N.A.
WISDOM TREE INTL DIVIDEND EX-F  OTHER           97717W786  3921     99060    SH        SOLE     1         N.A.    N.A.     N.A.
WISDOMTREE EMERGING MKTS S/C D  OTHER           97717W281  1208     29228    SH        SOLE     1         N.A.    N.A.     N.A.
WISDOMTREE MIDCAP DIVIDEND FD   OTHER           97717W505  475      9127     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES BARCLAYS TIPS BOND FUN  OTHER           464287176  388      3323     SH        SOLE     1         N.A.    N.A.     N.A.
ISHARES BARCLAYS 1-3 YEAR TREA  OTHER           464287457  499      5900     SH        SOLE     1         N.A.    N.A.     N.A.
PIMCO INTERMEDIATE MUNICIPAL    OTHER           72201R866  626      11782    SH        SOLE     1         N.A.    N.A.     N.A.
PIMCO SHORT TERM MUNICIPAL B    OTHER           72201R874  1599     31697    SH        SOLE     1         N.A.    N.A.     N.A.
SPDR DB INTL GOV INFL-PROT      OTHER           78464A490  409      7204     SH        SOLE     1         N.A.    N.A.     N.A.
VANGUARD SHORT TERM CORP BOND   OTHER           92206C409  15417    198009   SH        SOLE     1         N.A.    N.A.     N.A.
WISDOMTREE EMRG MKTS DEBT       OTHER           97717X867  516      10611    SH        SOLE     1         N.A.    N.A.     N.A.